Mining interests and plant and equipment	12 Months Ended
Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [abstract]
Mining interests and plant and equipment [text block]

15. Mining interests and plant and equipment

	2019			2018
	Mining interests	Plant and equipment	Total	Plant and equipment
	$	$	$	$

Net book value - January 1	-	189	189	258
Adoption of IFRS 16 (Note 4)	-	9,432	9,432	-
Acquisition of Barkerville (Note 7)	258,153	13,968	272,121	-
NSR royalty held on the Cariboo property prior to the acquisition of Barkerville (Note 7)	56,070	-	56,070	-
Additions	5,555	1,595	7,150	105
Depreciation	-	(1,499)	(1,499)	(174)
Depreciation capitalized	230	-	230	-
Net book value - December 31	320,008	23,685	343,693	189

Closing balance
Cost	320,008	25,681	345,689	684
Accumulated depreciation	-	(1,996)	(1,996)	(495)
Net book value	320,008	23,685	343,693	189